Equity - Schedule of amounts attributable to non controlling interests (Details) - GBP (£) £ in Millions		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Mar. 23, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Mar. 24, 2023	Jul. 04, 2013
Income statement
Sales						£ 23,515	£ 22,448	£ 19,153
Net sales						17,113	15,452	12,733
Profit for the year						3,766	3,338	2,799
Other comprehensive (loss)/income						(802)	1,482	(865)
Total comprehensive income for the year						2,964	4,820	1,934
Attributable to non-controlling interests						(116)	259	(35)
Balance sheet
Non-current assets	£ 23,222	£ 23,222	£ 23,222			23,222	23,582
Current assets	12,399	12,399	12,399			12,399	12,934
Non-current liabilities	(18,715)	(18,715)	(18,715)			(18,715)	(18,560)
Current liabilities	(7,614)	(7,614)	(7,614)			(7,614)	(8,442)
Net assets	9,292	9,292	9,292			9,292	9,514
Attributable to non-controlling interests	1,470	1,470	1,470			1,470	1,716
Cash flow
Net cash inflow from operating activities						3,024	3,935	3,654
Net cash inflow/(outflow) from investing activities						(1,197)	(1,341)	(1,091)
Net cash outflow from financing activities						(2,408)	(3,259)	(2,794)
Net decrease in net cash and cash equivalents						(581)	(665)	(231)
Exchange differences						£ (227)	239	(285)
Proportion of ownership interest in subsidiary						100.00%
Ketel One distribution right
Cash flow
Carrying value of distribution rights	1,428	£ 1,428	£ 1,428			£ 1,428	1,488	1,295
United Spirits Limited
Cash flow
Proportion of ownership interests in subsidiary held by non-controlling interests			42.79%	42.73%
United Spirits Limited | Pioneer Distilleries Limited (PDL)
Cash flow
Proportion of ownership interest in subsidiary				75.00%
Proportion of ownership interests in subsidiary held by non-controlling interests				25.00%
Diageo Kenya Limited | East African Breweries Limited
Cash flow
Proportion of ownership interest in subsidiary		65.00%			50.03%
Percentage of interest acquired									14.97%
United Spirits Limited
Income statement
Sales						2,713
Net sales						1,087
Profit for the year						(215)
Other comprehensive (loss)/income						(133)
Total comprehensive income for the year						(348)
Attributable to non-controlling interests						(149)
Balance sheet
Non-current assets	1,074	£ 1,074	£ 1,074			1,074
Current assets	790	790	790			790
Non-current liabilities	(151)	(151)	(151)			(151)
Current liabilities	(384)	(384)	(384)			(384)
Net assets	1,329	1,329	1,329			1,329
Attributable to non-controlling interests	£ 568	568	£ 568			568
Cash flow
Net cash inflow from operating activities						120
Net cash inflow/(outflow) from investing activities						34
Net cash outflow from financing activities						(48)
Net decrease in net cash and cash equivalents						106
Exchange differences						(7)
Dividends payable to non-controlling interests						£ 0
Proportion of ownership interest in subsidiary	55.88%					55.88%
Proportion of ownership interests in subsidiary held by non-controlling interests			42.79%
Percentage of interest acquired										14.98%
Others
Income statement
Sales						£ 2,628
Net sales						2,051
Profit for the year						289
Other comprehensive (loss)/income						(154)
Total comprehensive income for the year						135
Attributable to non-controlling interests						33
Balance sheet
Non-current assets	£ 3,175	3,175	£ 3,175			3,175
Current assets	1,049	1,049	1,049			1,049
Non-current liabilities	(1,164)	(1,164)	(1,164)			(1,164)
Current liabilities	(1,035)	(1,035)	(1,035)			(1,035)
Net assets	2,025	2,025	2,025			2,025
Attributable to non-controlling interests	902	902	902			902
Cash flow
Net cash inflow from operating activities						383
Net cash inflow/(outflow) from investing activities						(231)
Net cash outflow from financing activities						(93)
Net decrease in net cash and cash equivalents						59
Exchange differences						(77)
Dividends payable to non-controlling interests						(97)
Entities value for subsidiaries
Income statement
Sales						5,341	5,797	5,140
Net sales						3,138	3,055	2,553
Profit for the year						74	227	298
Other comprehensive (loss)/income						(287)	333	(434)
Total comprehensive income for the year						(213)	560	(136)
Attributable to non-controlling interests						(116)	259	(35)
Balance sheet
Non-current assets	4,249	4,249	4,249			4,249	5,017	4,669
Current assets	1,839	1,839	1,839			1,839	2,002	1,492
Non-current liabilities	(1,315)	(1,315)	(1,315)			(1,315)	(1,499)	(1,356)
Current liabilities	(1,419)	(1,419)	(1,419)			(1,419)	(1,646)	(1,335)
Net assets	3,354	3,354	3,354			3,354	3,874	3,470
Attributable to non-controlling interests	£ 1,470	£ 1,470	£ 1,470			1,470	1,716	1,534
Cash flow
Net cash inflow from operating activities						503	690	661
Net cash inflow/(outflow) from investing activities						(197)	(289)	(137)
Net cash outflow from financing activities						(141)	(322)	(371)
Net decrease in net cash and cash equivalents						165	79	153
Exchange differences						(84)	52	(19)
Dividends payable to non-controlling interests						£ (97)	£ (72)	£ (72)